Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Warrants
Summary of warrants activity reclassified equity

Warrant activity for the years ended December 31, 2023, 2022 and 2021, was as follows:

	Number	Weighted average exercise price	Amount
	#	$	$
December 31, 2020	1,796,050	17.79	12,402
Granted	66,041	45.31	1,897
Exercised	(1,404,443)	14.31	(9,746)
Allocation of transaction costs to share capital	-	-	532
December 31, 2021	457,648	21.76	5,085
	-	-	-
December 31, 2022	457,648	21.76	5,085
	-	-	-
December 31, 2023	457,648	21.76	5,085

Summary of fair values of warrants assumptions

December 31, 2021
Expected dividend yield	-
Expected volatility	119.18%
Risk-free annual interest rate	0.59%
Expected life (years)	4.99
Weighted average share price	$37.00
Weighted average exercise price	$45.31

Schedule of warrants outstanding

At December 31, 2023, the following warrants were outstanding:

Warrant issuance	Number	Weighted average remaining contractual life	Weighted average exercise price
	#	years	$
September 2019	53,000	0.73	41.25
February 2020	44,521	1.64	32.28
July 2020	224,845	1.51	11.25
August 2020	69,241	2.10	11.75
February 2021	66,041	2.14	45.31
	457,648	1.61	21.76